TRADE AND BILL PAYABLES - AGING ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of aging analysis of trade payables [line items]
Trade and bills payable	¥ 3,112,710	¥ 2,073,922
Within 1 year [member]
Disclosure of aging analysis of trade payables [line items]
Trade and bills payable	2,577,337	1,874,224
Over 1 year but within 2 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade and bills payable	482,169	146,717
Over 2 years but within 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade and bills payable	20,392	8,993
Over 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade and bills payable	¥ 32,813	¥ 43,988